Property and Equipment - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4.1	$ 3.4	$ 2.6